Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Jun. 30, 2022 USD ($)
2022	$ (330)
2023	(254)
2024	(11,543)
2025	(13,506)
2026 and thereafter	(2,419)
Total	$ (28,052)